STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY/(DEFICIT) - USD ($)		Class A Ordinary Shares	Class A Additional Paid-in Capital	Class A	Class B Ordinary Shares	Class B Additional Paid-in Capital	Class B	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 03, 2015								$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Dec. 03, 2015								0
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued	[1]				$ 863	$ 24,137	$ 25,000
Ordinary shares issued (in shares)	[1]				8,625,000
Loss										(25,162)	(25,162)
Ending balance at Dec. 31, 2015								$ 863	24,137	(25,162)	(162)
Ending balance (in shares) at Dec. 31, 2015				0			8,625,000	8,625,000
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued		$ 3,100	$ 292,946,900	$ 292,950,000
Ordinary shares issued (in shares)		31,000,000
Proceeds from issuance of Private Placement Warrants									8,200,000		8,200,000
Offering Costs									(833,589)		(833,589)
Forfeiture of Initial Shareholder's shares pursuant to partial exercise of underwriters' over-allotment option					$ (88)	$ 88
Forfeiture of Initial Shareholder's shares pursuant to partial exercise of underwriters' over-allotment option (in shares)					(875,000)
Class A ordinary shares subject to possible redemption		$ (2,951)	$ (295,104,599)	$ (295,107,550)
Class A ordinary shares subject to possible redemption (in shares)		(29,510,755)
Loss										(208,698)	(208,698)
Ending balance at Dec. 31, 2016								$ 924	$ 5,232,937	$ (233,860)	5,000,001
Ending balance (in shares) at Dec. 31, 2016				1,489,245			7,750,000	9,239,245
Increase (Decrease) in Shareholders' Equity
Loss											(1,595,806)
Ending balance at Sep. 30, 2017											$ 5,000,005
Ending balance (in shares) at Sep. 30, 2017				1,808,699			7,750,000

[1]	Includes 875,000 shares that were forfeited on November 25, 2016 following expiration of the underwriters? over-allotment option at December 31, 2015 (see Note 6).